Other Non Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities, Noncurrent [Abstract]
Other Non current liabilities
15. Other non-current liabilities:
Other non-current liabilities in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2010	December 31, 2011
Pension and retirement benefit obligation	$602	$2,546
Other	238	14

Total	$840	$2,560

As of December 31, 2011 the Company's majority owned subsidiary, Ocean Rig UDW has three pension benefit plans, out of a total eight for 53 onshore employees managed and funded through Norwegian life insurance companies. The pension scheme is in compliance with the Norwegian law on required occupational pension.

The Company uses a January 1 measurement date for net periodic pension cost and a December 31 measurement date for benefit obligations and plan assets.

For defined benefit pension plans, the benefit obligation is the projected benefit obligation, the actuarial present value, as of the Company's December 31 measurement date, of all benefits attributed by the pension benefit formula to employee service rendered to that date. The amount for benefit to be paid depends on a number of future events incorporated into the pension benefit formula, including estimates of the average life of employees/survivors and average years of service rendered. It is measured based on assumptions concerning future interest rates and future employee compensation levels.

The following table presents the change in the projected benefit obligation for the years ended December 31:

The following table presents the change in the value of plan assets for the years ended December 31, 2009 and 2010 and the plans’
funded status at December 31:

	2010	2011

Fair value of plan assets at January 1,	$9,286	$7,495
Expected return on plan assets	395	356
Actual return on plan assets	(760)	(604)
Employer contributions	741	406
Settlement	(1,986)	(87)
Foreign currency exchange rate changes	(181)	(192)

Fair value of plan assets at end of year	$7,495	$7,374

Unfunded status at end of year	$(602)	$(2,546)

Amounts included in accumulated other comprehensive loss that have not yet been recognized in net periodic benefit cost at
December 31 are listed below:

	2010	2011

Net actuarial loss	$3,046	$2,104

Defined benefit plan adjustment, net of tax $0	$3,046	$2,104

	2010	2011

Projected benefit obligation at January 1	$8,898	$8,097
Service cost for benefits earned	2,021	1,445
Interest cost	334	329
Settlement	(2,984)	0
Actuarial gains	149	539
Benefits paid	(72)	(87)
Payroll tax of employer contribution	(104)	(57)
Foreign currency exchange rate changes	(145)	(346)

Projected benefit obligation at end of year	$8,097	$9,920

The accumulated benefit obligation for the pension plans represents the actuarial present value of benefit based on employee service and compensation as of a certain date and does not include an assumption about future compensation levels. The accumulated benefit obligation for the pension plans at December 31, 2010 and 2011 was $2,995 and $7,037, respectively.

The net periodic pension cost recognized in the consolidated statements of operations was $3,652, $2,008 and $1,534 for the years ended December 31, 2009, 2010 and 2011, respectively.

The following table presents the components of net periodic pension cost:

	2009	2010	2011

Expected return on plan assets	$(378)	$(395)	$(356)
Service cost	4,121	2,021	1,445
Interest cost	280	334	329
Amortization of actuarial loss	168	47	116
Settlement	(539)	1	0

Net periodic pension cost	$3,652	$2,008	$1,534

The table below presents the components of changes in Plan Assets and Benefit Obligations recognized in Accumulated Other Comprehensive Income/ (Loss):

	2009	2010	2011

Net actuarial loss/ (gain)	$(1,091)	$1,101	$234
Prior service cost/ (credit)	777	(1,020)	1,132
Amortization of actuarial loss	(256)	(506)	(424)

Total defined benefit plan adjustments net of tax $0	$(570)	$(425)	$942

The estimated net loss for pension benefits that will be amortized from 'Accumulated Other Comprehensive Income/(Loss)' into the periodic benefit cost for the next fiscal year is $183.

Pension obligations are actuarially determined and are affected by assumptions including expected return on plan assets. As of December 31, 2011 contributions amounting to $405 in total, have been made to the defined benefit pension plan.

The Company evaluates assumptions regarding the estimated long-term rate of return on plan assets based on historical experience and future expectations on investment returns, which are calculated by an unaffiliated investment advisor utilizing the asset allocation classes held by the plan's portfolios. Changes in these and other assumptions used in the actuarial computations could impact the Company's projected benefit obligations, pension liabilities, pension cost and other comprehensive income. The Company bases its determination of pension cost on a market-related valuation of assets that reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return based on the market-related value of assets.

The following are the weighted–average assumptions used to determine net periodic pension cost:

	December 31, 2009	December 31, 2010	December 31, 2011
Weighted average assumptions
Expected return on plan assets	5.70%	5.40%	4.10%
Discount rate	4.50%	4.00%	2.60%
Compensation increases	4.50%	4.00%	3.50%

The Company's investments are managed by the insurance company Storebrand by using models presenting many different asset allocation scenarios to assess the most appropriate target allocation to produce long-term gains without taking on undue risk. US GAAP standards require disclosures for financial assets and liabilities that are re-measured at fair value at least annually. The following table set forth the pension assets at fair value as of December 31, 2010 and 2011:

	2010	2011
Share and other equity investments	$1,214	$1,123
Bonds and other security – fixed yield	1,289	3,402
Bonds held to maturity	1,889	1,261
Properties and real estate	1,207	1,279
Money market	668	78
Other	1,228	231

Total plan net assets at fair value	$7,495	$7,374

The law requires a low risk profile; hence the majority of the funds are invested in government bonds and high-rated corporate bonds.

Investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the year. If no sale was reported on that date, they are valued at the last reported bid price. Investments in securities not traded on a national securities exchange are valued using pricing models, quoted prices of securities with similar characteristics or discounted cash flows.

Alternative investments, binding investment in private equity, private bonds, hedge funds, and real estate assets, do not have readily available marked values. These estimated fair values may differ significantly from the values that would have been used had a readily available market value for these investments existed, and such differences could be material. Private equity, private bonds, hedge funds and other investments not having an established market are valued at net assets values as determined by the investment managers, which management had determined approximates fair value. Investments in real estate assets funds are stated at the aggregate net asset value of the units of these funds, which management has determined approximates fair value. Real estate assets are valued at amounts based upon appraisal reports prepared by appraisals, which management has determined approximates fair value.

Purchases and sales of securities are recorded as of the trade date. Realized gains and losses on sales of securities are determined on the basis of average cost. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date.

The major categories of plan assets as a percentage of the fair value of plan assets are as follows:

	As of December 31,
	2009	2010
Shares and other equity instruments	16%	15%
Bonds	42%	64%
Properties and real estate	16%	17%
Other	26%	4%

Total	100%	100%

The US GAAP standards require disclosures for financial assets and liabilities that are re-measured at fair value at least annually. The US GAAP standards establish a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. Tiers include three levels which are explained below:

Level 1:

Financial instruments valued on the basis of quoted priced for identical assets in active markets. This category encompasses listed equities that over the previous six months have experienced a daily average turnover equivalent to approximately $3,462 or more. Based on this, the equities are regarded as sufficiently liquid to be encompassed by this level. Bonds, certificates or equivalent instruments issued by national governments are generally classified as level 1. In the case of derivatives, standardized equity-linked and interest rate futures will be encompassed by this level.

Level 2:

Financial instruments valued on the basis of observable market information not covered by level 1. This category encompasses financial instruments that are valued on the basis of market information that can be directly observable or indirectly observable. Market information that is indirectly observable means that prices can be derived from observable, related markets. Level 2 encompasses equities or equivalent equity instruments for which market prices are available, but where the turnover volume is too limited to meet the criteria in level 1. Equities on this level will normally have been traded during the last month. Bonds and equivalent instruments are generally classified as level 2. Interest rate and currency swaps, non-standardized interest rate and currency derivatives, and credit default swaps are also classified as level 2. Funds are generally classified as level 2, and encompass equity, interest rate, and hedge funds.

Level 3:

Financial instruments valued on the basis of information that is not observable pursuant to level 2. Equities classified as level 3 encompass investments in primarily unlisted/private companies. These include investments in forestry, real estate and infrastructure. Private equity is generally classified as level 3 through direct investments or investments in funds. Asset backed securities (ABS), residential mortgage backed securities (RMBS) and commercial mortgage backed securities (CMBS) are classified as level 3 due to their generally limited liquidity and transparency in the market.

The following table sets forth by level, within the fair value hierarchy, the pension asset at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Equity securities:
US Equities	$658	$0	$0	$658
Non-US Equities	157	0	308	465
Fixed Income:
Government Bonds	2,891	549	0	3,440
Corporate Bonds	978	245	0	1,223
Alternative Investments:
Hedge funds and limited partnerships	0	231	0	231
Cash and cash equivalents	78	0	0	78
Real Estate	0	0	1,279	1,279

Net Plan Net Assets	$4,762	$1,025	$1,587	$7,374

The following table sets forth by level, within the fair value hierarchy, the pension asset at fair value as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Equity securities:
US Equities	$531	$0	$132	$663
Non-US Equities	551	0	0	551
Fixed Income:
Government Bonds	2,336	842	0	3,178
Corporate Bonds	982	0	0	982
Alternative Investments:
Hedge funds and limited partnerships	0	225	0	225
Cash and cash equivalents	668	0	0	668
Real Estate	0	0	1,206	1,206
Other	22	0	0	22

Net Plan Net Assets	$5,090	$1,067	$1,338	$7,495

The tables below set forth a summary of changes in the fair value of the pension assets classified as level 3 assets for the years ended December 31, 2010 and 2011.

	Year ended December 31,
	2010	2011

Balance, beginning of year	$1,561	$1,338
Actual return on plan assets:
Assets still held at reporting date	74	177
Purchases, sales, issuances and settlements (net)	(297)	72

Net Plan Net Assets	$1,338	$1,587

The following pension benefits contributions are expected to be paid by the Company during the years ending:

December 31, 2012	$64
December 31, 2013	89
December 31, 2014	127
December 31, 2015	127
December 31, 2016-2021	1,656

Total pension payments	$2,063

The Company's estimated employer contribution to the define benefit pension plan for the fiscal year 2012 is $986.

The Company has a defined contribution pension plan that include 521 employees. The contribution to the defined contribution pension plan for the year 2011 was $3,738. The contribution to the defined contribution pension plan for the years 2010 and 2009 was $1,775 and $104 respectively.